Senior Notes and Notes Payable and Other Borrowings - Schedule of Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
Senior notes, net of discount	$ 887,502
4.375% Senior notes due 2019 [Member]
Debt Instrument [Line Items]
Senior notes, net of discount	445,501
5.875% Senior notes due 2024 [Member]
Debt Instrument [Line Items]
Senior notes, net of discount	$ 442,001